SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Other assets		$ 335.8		$ 288.5
Total assets		29,819.3		25,787.6
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities		2,067.8		1,893.8
Dividend payable		519.2		404.1
Debt		2,707.9		2,164.7
Total liabilities		22,065.0		18,859.0
Redeemable Noncontrolling Interest, Equity, Carrying Amount		464.9	$ 0.0	0.0
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 214.0 and 209.8)		583.6		587.8
Paid-in capital		1,218.8		1,184.3
Retained earnings		4,686.6		4,133.4
Total accumulated other comprehensive income		800.4		1,023.1
Total shareholders' equity		7,289.4		6,928.6	$ 6,189.5
Total liabilities and shareholders' equity		29,819.3		25,787.6
Parent Company
Assets
Investment in affiliate		5.0		5.0
Investment in subsidiaries	[1]	9,192.3		7,423.5
Receivable from investment subsidiary	[1]	1,200.5		1,677.5
Intercompany receivable	[1]	406.0		413.0
Net deferred income taxes		90.6		74.5
Other assets		124.8		123.9
Total assets		11,019.2		9,717.4
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities		202.7		220.0
Dividend payable		519.2		404.1
Debt		2,543.0		2,164.7
Total liabilities		3,264.9		2,788.8
Redeemable Noncontrolling Interest, Equity, Carrying Amount		464.9		0.0
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 214.0 and 209.8)		583.6		587.8
Paid-in capital		1,218.8		1,184.3
Retained earnings		4,686.6		4,133.4
Total accumulated other comprehensive income		800.4		1,023.1
Total shareholders' equity		7,289.4		6,928.6
Total liabilities and shareholders' equity		$ 11,019.2		$ 9,717.4

[1]	Eliminated in consolidation.